Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 Class A Ordinary Shares USD ($)	Dec. 31, 2011 Class A Ordinary Shares	Dec. 31, 2012 Class B Ordinary Shares USD ($)	Dec. 31, 2011 Class B Ordinary Shares
Common stock, par value per share	$ 0.00005		$ 0.00005
Common stock, shares authorized	825,000,000	825,000,000	35,400,000	35,400,000
Common stock, shares issued	27,202,710	27,111,117	7,763,000	7,803,000
Common stock, shares outstanding	27,202,710	27,111,117	7,763,000	7,803,000